CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities:
Loss from continuing operations		$ (13,499)	$ (14,817)	[1]	$ (21,965)	[1]
Adjustments to the profit or loss items:
Depreciation and amortization of property, plant and equipment and right-of-use-assets		1,144	1,381	[1]	1,300	[1]
Share-based compensation		654	1,243	[1]	1,108	[1]
Remeasurement of Convertible SAFE		(371)	3	[1]	254	[1]
Net financing income		(28)	(771)	[1]	(661)	[1]
Loss (gain) from sale of property, plant and equipment		(209)	525	[1]	(26)	[1]
Impairment of property, plant and equipment		246	0	[1]	0	[1]
Inventory impairment		2,180	0	[1]	0	[1]
Revaluation of government grants		40	0	[1]	0	[1]
Excess of initial fair value of pre-funded warrants over transaction proceeds		0	2,684	[1]	0	[1]
Amortization of deferred expenses related to issuance of warrants		1,323	471	[1]	0	[1]
Remeasurement of pre-funded warrants and warrants		(1,781)	(6,529)	[1]	0	[1]
Share of loss of an associate		39	39	[1]	0	[1]
Taxes on income (tax benefit)		(6)	9	[1]	(33)	[1]
Adjustments to the profit or loss items		3,231	(945)	[1]	1,942	[1]
Changes in asset and liability items:
Decrease (increase) in trade receivables		665	(627)	[1]	(7)	[1]
Decrease (increase) in other receivables and prepaid expenses		1,047	806	[1]	(1,246)	[1]
Decrease (increase) in inventories		(1,019)	(1,277)	[1]	489	[1]
Increase (decrease) in trade payables		(259)	(630)	[1]	757	[1]
Increase (decrease) in employees and payroll accruals		(756)	(548)	[1]	532	[1]
Increase (decrease) in other payables		(570)	222	[1]	(515)	[1]
Decrease in deferred revenues and other advances		(361)	(559)	[1]	(288)	[1]
Changes in asset and liability		(1,253)	(2,613)	[1]	(278)	[1]
Cash received (paid) during the year for:
Interest received		338	934	[1]	905	[1]
Interest paid		(193)	(67)	[1]	(121)	[1]
Taxes paid		(11)	(11)	[1]	(31)	[1]
Net cash used in continuing operating activities		(11,387)	(17,519)	[1]	(19,548)	[1]
Net cash used in operating activities of discontinued operations		(2,115)	(2,181)	[1]	(2,029)	[1]
Net cash used in operating activities		(13,502)	(19,700)	[1]	(21,577)	[1]
Cash flows from investing activities:
Purchase of property, plant and equipment		(135)	(626)	[1]	(577)	[1]
Proceeds from sale of marketable securities		0	0	[1]	6,924	[1]
Purchase of marketable securities		0	0	[1]	(503)	[1]
Proceeds from sale of property, plant and equipment		78	10	[1]	26	[1]
Proceeds from finance sub-lease asset		52	0	[1]
Proceeds from short-term bank deposits	[1]		27,340		9,000
Investment in short-term bank deposits		(1)	(17,150)	[1]	(19,200)	[1]
Net cash provided by (used in) continuing investing activities		(6)	9,574	[1]	(4,330)	[1]
Net cash provided by investing activities of discontinued operations		17,744	48	[1]	(208)	[1]
Net cash provided by investing activities		17,738	9,622	[1]	(4,538)	[1]
Cash flows from financing activities:
Issuance of a subsidiary’s preferred shares to non-controlling interests		0	0	[1]	9,523	[1]
Proceeds from issuance of ordinary shares, pre-funded warrants and warrants		0	5,500	[1]	0	[1]
Proceeds from issuance of ordinary shares, net of issuance expenses		4,283	123	[1]	8,449	[1]
Repayment of lease liabilities		(526)	(886)	[1]	(675)	[1]
Proceeds from government grants		0	134	[1]	1,045	[1]
Repayment of convertible SAFE		(10,000)	0	[1]
Repayment of government grants		(244)	(298)	[1]	(73)	[1]
Net cash provided by (used in) continuing financing activities		(6,487)	4,573	[1]	18,269	[1]
Net cash provided by (used in) financing activities of discontinued operations		(115)	83	[1]	(117)	[1]
Net cash provided by (used in) financing activities		(6,602)	4,656	[1]	18,152	[1]
Exchange rate differences on balances of cash and cash equivalent balances		21	(49)	[1]	(245)	[1]
Decrease in cash and cash equivalents		(2,345)	(5,471)	[1]	(8,208)	[1]
Cash and cash equivalents beginning of the year	[1]	15,301	20,772		28,980
Cash and cash equivalents end of the year		12,956	15,301	[1]	20,772	[1]
Significant non-cash activities:
Acquisition of property, plant and equipment		2	120	[1]	81	[1]
Increase of right-of-use-asset recognized with corresponding lease liability		207	2,307	[1]	194	[1]
Exercise of pre-funded warrants		389	2,289	[1]	0	[1]
Derecognition of property, plant and equipment under a finance lease		13	0	[1]	0	[1]
Investment in affiliated company with corresponding deferred revenues		$ 0	$ 120	[1]	$ 0	[1]

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.